GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Nov. 30, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

NOTE 8 – GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended
	November 30,
	2012	2011
Salaries & related expenses	$192,973	$-
Stock-based compensation	1,889,326
Accounting and Legal	176,446	$67,363
Professional fees	203,288	-
Business development	140,944	-
Transfer agent and filing fees	14,551	4,219
Other	62,220	770
Total	$2,679,748	$72,352